Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Columbia Ultra Short Term Bond Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Class A
Trading Symbol	CUSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average
Annual
Total Returns table.
Top Performance Contributors
Allocation and Security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, U.S. consumers remained in relatively good financial health and inflationary pressures continued to ease.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, proved beneficial over the period.
Top Performance Detractors
Duration and Yield-curve positioning
| The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Throughout the period, most U.S. Treasury yields moved higher while yields within the 4-month to 2-year range decreased.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]	Fund Performance The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period. Growth of $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (a),(b)	6.30	2.51	1.77
Bloomberg U.S. Short-Term Government/Corporate Index	5.59	2.25	1.70
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond
Index
, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,046,617,355
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 2,359,256
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,046,617,355
Total number of portfolio holdings	234
Management services fees (represents 0.21% of Fund average net assets)	$ 2,359,256
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that w ould o
therwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that w ould o
therwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%

Columbia Ultra Short Term Bond Fund Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Advisor Class
Trading Symbol	CUSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation and Security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, U.S. consumers remained in relatively good financial health and inflationary pressures continued to ease.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, proved beneficial over the period.
Top Performance Detractors
Duration and Yield-curve positioning
| The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Throughout the period, most U.S. Treasury yields moved higher while yields within the 4-month to 2-year range decreased.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]	Fund Performance The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period. Growth of $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a),(b)	6.45	2.66	1.93
Bloomberg U.S. Short-Term Government/Corporate Index	5.59	2.25	1.70
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
The returns shown for periods prior to December 3, 2018 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors
and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,046,617,355
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 2,359,256
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,046,617,355
Total number of portfolio holdings	234
Management services fees (represents 0.21% of Fund average net assets)	$ 2,359,256
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's,
S&
P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to
those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating age
nc
y
are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's,
S&
P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to
those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating age
nc
y
are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%

Columbia Ultra Short Term Bond Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	CUSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation and Security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, U.S. consumers remained in relatively good financial health and inflationary pressures continued to ease.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, proved beneficial over the period.
Top Performance Detractors
Duration and Yield-curve positioning
| The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Throughout the period, most U.S. Treasury yields moved higher while yields within the 4-month to 2-year range decreased.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]	Growth of $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	6.45	2.66	1.94
Bloomberg U.S. Short-Term Government/Corporate Index	5.59	2.25	1.70
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
The returns shown for periods prior to December 3, 2018 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,046,617,355
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 2,359,256
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,046,617,355
Total number of portfolio holdings	234
Management services fees (represents 0.21% of Fund average net assets)	$ 2,359,256
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned
by a ra
ting
agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned
by a ra
ting
agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%

Columbia Ultra Short Term Bond Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CMGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation and Security selection
| Positive contributions to the Fund’s performance relative to the benchmark were driven by overweight exposure to credit-based sectors and security selection.
Mortgage-backed securities
| Exposure to mortgage-backed securities proved beneficial, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong, U.S. consumers remained in relatively good financial health and inflationary pressures continued to ease.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of fixed auto and fixed equipment and other fixed asset-backed securities.
Investment-grade corporates
| Exposure to investment-grade corporates, specifically industrial and financial holdings, proved beneficial over the period.
Top Performance Detractors
Duration and Yield-curve positioning
| The Fund’s yield-curve positioning detracted from relative performance. Specifically, the Fund was positioned neutral to the benchmark with a slight underweight to the very front end of the curve in relation to the benchmark. Throughout the period, most U.S. Treasury yields moved higher while yields within the 4-month to 2-year range decreased.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]	Growth of $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	6.40	2.71	2.01
Bloomberg U.S. Short-Term Government/Corporate Index	5.59	2.25	1.70
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad
-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,046,617,355
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 2,359,256
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,046,617,355
Total number of portfolio holdings	234
Management services fees (represents 0.21% of Fund average net assets)	$ 2,359,256
Portfolio turnover for the reporting period	81%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are avai lable
from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating
agency are
subjective
opinions, not
statements
of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are avai lable
from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating
agency are
subjective
opinions, not
statements
of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
VCAT LLC 08/25/2051 1.868%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Carvana Auto Receivables Trust 04/12/2027 5.760%	1.3%
Carvana Auto Receivables Trust 11/10/2027 5.630%	1.2%
Towd Point Mortgage Trust 03/25/2062 3.612%	1.1%
Verizon Master Trust 07/20/2028 1.530%	1.1%
VCAT Asset Securitization LLC 09/25/2051 1.917%	1.1%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.1%